Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Pre Tax Loss
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Local	14,792	15,187	14,652
Foreign[1]	265	131	*
Total	15,057	15,318	14,652
[1]	Foreign is amount related to the U.S. and China.

Schedule of Components of Loss Before Tax and A Reconciliation of the Company’s Tax Expense to The Company’s Theoretical Statutory Tax Benefit

The components of loss before tax and a reconciliation of the Company’s tax expense to the Company’s theoretical statutory tax benefit are as follows:

	Year ended December 31,
	2025

Tax at Israel statutory rate	(3,463)	23%
Foreign tax effects	62	0%
Change in valuation allowances	3,103	(21)%
Nontaxable or nondeductible items:
Share-based compensation	290	(2)%
Others	8	0%
Effective tax rate	-
	Year ended December 31,	Year ended December 31,
	2024	2023
Net loss, as reported in the consolidated statements of comprehensive loss	15,318	14,652
Israeli statutory income tax rate	23%	23%
Theoretical tax benefit	3,523	3,370
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(3,523)	(3,370)
Income tax expense	-	-

Schedule of Significant Components of the Company’s Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,	As of December 31,
	2025	2024

Net loss carryforward	25,147	22,032
Research and development costs	1,565	1,630
Other reserves and allowance	231	165
Total deferred tax assets	26,943	23,827
Valuation allowance	(26,943)	(23,827)
Net deferred tax asset	-	-